Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	Note 15. Cash and cash equivalents
	Consolidated
	30 June 2025	30 June 2024
	$	$
Current assets
Cash at bank	344,648	24,522
	344,648	24,522